Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q1PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Schedules of Investments 9

Templeton Funds
Schedule of Investments (unaudited), November 30, 2022
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 98.0%
China 9.2%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,139,270 $ 55,932,585
a
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 16,150,884
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 18,146,207
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 235,943 41,488,217
Prosus NV ..................... Internet & Direct Marketing Retail 918,020 60,085,647
a
Vipshop Holdings Ltd., ADR ........ Internet & Direct Marketing Retail 4,410,432 49,176,317
240,979,857
France 5.4%
Dassault Aviation SA .............. Aerospace & Defense 283,450 45,065,134
a
Faurecia SE .................... Auto Components 3,236,219 53,925,988
Valeo ......................... Auto Components 2,229,213 41,682,260
140,673,382
Germany 13.5%
Bayer AG ...................... Pharmaceuticals 1,161,127 67,401,166
Bayerische Motoren Werke AG ...... Automobiles 795,297 72,225,826
Continental AG .................. Auto Components 792,369 47,963,581
b
Covestro AG, 144A, Reg S ......... Chemicals 893,845 35,928,945
E.ON SE ....................... Multi-Utilities 3,713,367 35,608,944
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 906,459 28,356,539
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,918,603 64,459,124
351,944,125
Hong Kong 3.6%
AIA Group Ltd. .................. Insurance 5,643,433 57,307,958
Prudential plc, (GBP Traded) ........ Insurance 2,588,841 30,805,739
Prudential plc, (HKD Traded) ........ Insurance 589,500 6,930,805
95,044,502
India 2.5%
Housing Development Finance Corp.
Ltd. ......................... Diversified Financial Services 1,952,237 64,941,998
Ireland 1.5%
CRH plc ....................... Construction Materials 952,189 38,286,792
Japan 11.8%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,078,000 11,513,023
Hitachi Ltd. ..................... Industrial Conglomerates 1,214,749 64,966,479
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 51,582,050
Seria Co. Ltd. ................... Multiline Retail 1,071,607 19,670,593
Sony Group Corp. ................ Household Durables 328,794 27,238,338
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,252,643 42,251,483
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 51,986,307
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,441,809 38,484,217
307,692,490
Netherlands 10.8%
a
EXOR NV ...................... Diversified Financial Services 486,673 38,211,178
ING Groep NV .................. Banks 4,353,748 52,807,288
SBM Offshore NV ................ Energy Equipment & Services 3,946,124 63,240,435
Shell plc ....................... Oil, Gas & Consumable Fuels 4,317,057 126,389,263
280,648,164
Portugal 1.4%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,899,995 35,739,675

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 7.7%
KB Financial Group, Inc. ........... Banks 1,474,406 $ 59,193,659
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,809,841 87,923,970
Shinhan Financial Group Co. Ltd. .... Banks 1,801,271 52,797,349
199,914,978
Spain 0.5%
a,c
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,482,522 14,093,439
Switzerland 2.0%
Adecco Group AG ................ Professional Services 1,517,003 51,570,246
Taiwan 2.4%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 62,492,356
Thailand 1.4%
Kasikornbank PCL ............... Banks 9,198,837 38,045,017
United Kingdom 20.7%
AstraZeneca plc ................. Pharmaceuticals 293,868 39,787,136
BAE Systems plc ................ Aerospace & Defense 2,268,258 22,472,607
BP plc ......................... Oil, Gas & Consumable Fuels 22,679,202 135,484,719
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,143,676 41,528,600
Imperial Brands plc ............... Tobacco 2,340,066 60,211,460
Informa plc ..................... Media 3,141,433 23,567,333
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,063,480 24,643,636
Lloyds Banking Group plc .......... Banks 101,127,790 57,726,451
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 35,196,895 39,014,442
a,c
S4 Capital plc ................... Media 9,188,850 21,224,149
Standard Chartered plc ............ Banks 10,106,915 75,314,901
540,975,434
United States 3.6%
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 6,334 13,171,236
a
DXC Technology Co. .............. IT Services 1,832,600 54,373,242
Freeport-McMoRan, Inc. ........... Metals & Mining 652,760 25,979,848
93,524,326
Total Common Stocks (Cost $2,526,217,365) ....................................
2,556,566,781
Short Term Investments 2.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.0%
Canada 2.0%
Royal Bank of Canada, 3.8%, 12/01/22 51,100,000 51,100,000
Total Time Deposits (Cost $51,100,000) ........................................
51,100,000

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 5,867,307 $ 5,867,307
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,867,307) .................................................................
5,867,307
a a a a a
Total Short Term Investments (Cost $56,967,307 ) ................................
56,967,307
a a a
Total Investments (Cost $2,583,184,672) 100.2% ................................
$2,613,534,088
Other Assets, less Liabilities (0.2)% ...........................................
(4,927,902)
Net Assets 100.0% ...........................................................
$2,608,606,186
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $60,572,581, representing 2.3% of net assets.
c
A portion or all of the security is on loan at November 30, 2022.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2022
Templeton International Climate Change Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 94.7%
Chile 1.1%
Antofagasta plc .................. Metals & Mining 1,451 $ 25,115
Denmark 4.7%
Vestas Wind Systems A/S .......... Electrical Equipment 4,252 110,497
France 11.3%
Cie de Saint-Gobain .............. Building Products 2,016 92,979
Valeo ......................... Auto Components 4,644 86,835
Veolia Environnement SA .......... Multi-Utilities 3,188 82,527
262,341
Germany 10.4%
Bayerische Motoren Werke AG ...... Automobiles 531 48,223
E.ON SE ....................... Multi-Utilities 10,078 96,642
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,876 96,625
241,490
Hong Kong 0.9%
a
Cadeler A/S .................... Construction & Engineering 5,443 20,656
India 2.8%
Kaveri Seed Co. Ltd. .............. Food Products 3,124 19,625
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 90,016 46,753
66,378
Ireland 4.0%
Smurfit Kappa Group plc ........... Containers & Packaging 2,577 93,636
Italy 6.2%
Danieli & C Officine Meccaniche SpA . Machinery 1,563 24,419
Prysmian SpA ................... Electrical Equipment 3,436 121,111
145,530
Japan 10.2%
Honda Motor Co. Ltd. ............. Automobiles 3,465 84,451
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,242 75,622
Toyota Motor Corp. ............... Automobiles 5,200 76,556
236,629
Netherlands 5.2%
ING Groep NV .................. Banks 9,919 120,309
Norway 3.8%
Norsk Hydro ASA ................ Metals & Mining 11,604 87,392
Singapore 5.0%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 3,033 117,421
South Korea 3.1%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 125 71,348
Spain 3.5%
Red Electrica Corp. SA ............ Electric Utilities 1,371 24,009
a
Soltec Power Holdings SA .......... Electrical Equipment 11,567 58,059
82,068

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 4.3%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,200 $ 99,576
United Kingdom 10.7%
AstraZeneca plc ................. Pharmaceuticals 511 69,185
SSE plc ....................... Electric Utilities 3,511 72,847
Standard Chartered plc ............ Banks 14,335 106,822
248,854
United States 7.5%
Schneider Electric SE ............. Electrical Equipment 475 70,159
b
Signify NV, 144A, Reg S ........... Electrical Equipment 3,085 105,387
175,546
Total Common Stocks (Cost $2,069,698) .......................................
2,204,786
Short Term Investments 6.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.6%
United States 6.6%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 153,153 153,153
Total Money Market Funds (Cost $153,153) .....................................
153,153
a a a a a
Total Short Term Investments (Cost $153,153 ) ..................................
153,153
a a a
Total Investments (Cost $2,222,851) 101.3% ....................................
$2,357,939
Other Assets, less Liabilities (1.3)% ...........................................
(29,867)
Net Assets 100.0% ...........................................................
$2,328,072
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the value of this security was $105,387, representing 4.5% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2022
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.7%
Belgium 2.2%
Anheuser-Busch InBev SA/NV ...... Beverages 840,040 $ 49,551,196
China 1.9%
Prosus NV ..................... Internet & Direct Marketing Retail 682,315 44,658,437
France 4.5%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 87,430 67,861,236
Pernod Ricard SA ................ Beverages 184,436 36,596,520
104,457,756
Germany 8.2%
Deutsche Boerse AG .............. Capital Markets 353,360 64,951,014
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,314,049 44,147,980
SAP SE ....................... Software 726,420 80,616,622
189,715,616
Hong Kong 3.1%
AIA Group Ltd. .................. Insurance 6,988,604 70,967,906
Japan 4.8%
Hitachi Ltd. ..................... Industrial Conglomerates 766,810 41,010,074
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 157,250 53,368,104
Toyota Industries Corp. ............ Machinery 283,500 16,264,208
110,642,386
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,931,409 79,507,706
United Kingdom 8.0%
AstraZeneca plc ................. Pharmaceuticals 330,039 44,684,370
BP plc ......................... Oil, Gas & Consumable Fuels 5,822,734 34,784,799
a,b
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 1,687,543 14,344,116
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,888,182 43,754,155
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 25,643,085 28,424,401
a,b
S4 Capital plc ................... Media 7,642,420 17,652,248
183,644,089
United States 62.5%
a
Alphabet, Inc., A ................. Interactive Media & Services 1,063,610 107,413,974
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 1,143,680 110,410,867
American Express Co. ............ Consumer Finance 140,651 22,165,191
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 509,280 55,817,088
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 15,359 31,938,273
Comcast Corp., A ................ Media 1,590,019 58,258,296
a
DXC Technology Co. .............. IT Services 1,639,312 48,638,387
a
F5, Inc. ........................ Communications Equipment 141,680 21,905,145
Freeport-McMoRan, Inc. ........... Metals & Mining 674,627 26,850,155
HCA Healthcare, Inc. .............. Health Care Providers & Services 140,550 33,762,921
a
ICON plc ....................... Life Sciences Tools & Services 260,680 56,160,899
Keurig Dr Pepper, Inc. ............. Beverages 1,331,082 51,472,941
a
Meta Platforms, Inc., A ............ Interactive Media & Services 270,819 31,983,724
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 895,398 70,906,568
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 722,356 41,643,823
Microsoft Corp. .................. Software 449,341 114,644,863
Roche Holding AG ............... Pharmaceuticals 176,551 57,662,728
a
Salesforce, Inc. .................. Software 424,440 68,016,510
Schneider Electric SE ............. Electrical Equipment 280,040 41,362,644

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 623,929 $ 94,500,286
a
Uber Technologies, Inc. ............ Road & Rail 816,380 23,789,313
UnitedHealth Group, Inc. ........... Health Care Providers & Services 151,042 82,734,766
a
Walt Disney Co. (The) ............. Entertainment 662,964 64,884,287
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 686,858 69,434,475
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 440,817 52,942,122
1,439,300,246
Total Common Stocks (Cost $2,366,617,708) ....................................
2,272,445,338
Short Term Investments 1.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.8%
Canada 1.8%
Royal Bank of Canada, 3.8%, 12/01/22 42,100,000 42,100,000
Total Time Deposits (Cost $42,100,000) ........................................
42,100,000
a a a a a
Total Short Term Investments (Cost $42,100,000 ) ................................
42,100,000
a a a
Total Investments (Cost $2,408,717,708) 100.5% ................................
$2,314,545,338
Other Assets, less Liabilities (0.5)% ...........................................
(13,294,497)
Net Assets 100.0% ...........................................................
$2,301,250,841
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the value of this security was $43,754,155, representing 1.9% of net assets.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).  The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $23,064,789 $15,495,358 $(32,692,840) $— $— $5,867,307 5,867,307 $127,325
Total Affiliated Securities ... $23,064,789 $15,495,358 $(32,692,840) $— $— $5,867,307 $127,325
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 81,707 $ 328,153 $ (256,707) $ — $ — $ 153,153 153,153 $ 786
Total Affiliated Securities ... $81,707 $328,153 $(256,707) $— $— $153,153 $786
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $— $274,451 $(274,451) $— $— $— — $62
Total Affiliated Securities ... $— $274,451 $(274,451) $— $— $— $62
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 106,815,418 $ 134,164,439 $ — $ 240,979,857
France ............................... — 140,673,382 — 140,673,382
Germany ............................. — 351,944,125 — 351,944,125
Hong Kong ........................... — 95,044,502 — 95,044,502
India ................................ — 64,941,998 — 64,941,998
Ireland ............................... — 38,286,792 — 38,286,792
Japan ............................... — 307,692,490 — 307,692,490
Netherlands ........................... — 280,648,164 — 280,648,164
Portugal .............................. — 35,739,675 — 35,739,675
South Korea .......................... — 199,914,978 — 199,914,978
Spain ................................ — 14,093,439 — 14,093,439
Switzerland ........................... — 51,570,246 — 51,570,246
Taiwan ............................... — 62,492,356 — 62,492,356
Thailand ............................. — 38,045,017 — 38,045,017
United Kingdom ........................ — 540,975,434 — 540,975,434
United States .......................... 93,524,326 — — 93,524,326
Short Term Investments ................... 5,867,307 51,100,000 — 56,967,307
Total Investments in Securities ........... $206,207,051 $2,407,327,037
a
$— $2,613,534,088
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 25,115 — 25,115
Denmark ............................. — 110,497 — 110,497
France ............................... — 262,341 — 262,341
Germany ............................. — 241,490 — 241,490
Hong Kong ........................... — 20,656 — 20,656
India ................................ — 66,378 — 66,378
Ireland ............................... — 93,636 — 93,636
Italy ................................. — 145,530 — 145,530
Japan ............................... — 236,629 — 236,629
Netherlands ........................... — 120,309 — 120,309
Norway .............................. — 87,392 — 87,392
Singapore ............................ — 117,421 — 117,421
South Korea .......................... — 71,348 — 71,348
Spain ................................ — 82,068 — 82,068
Taiwan ............................... 99,576 — — 99,576
United Kingdom ........................ — 248,854 — 248,854
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
United States .......................... $ — $ 175,546 $ — $ 175,546
Short Term Investments ................... 153,153 — — 153,153
Total Investments in Securities ........... $252,729 $2,105,210
b
$— $2,357,939
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 49,551,196 — 49,551,196
China ............................... — 44,658,437 — 44,658,437
France ............................... — 104,457,756 — 104,457,756
Germany ............................. — 189,715,616 — 189,715,616
Hong Kong ........................... — 70,967,906 — 70,967,906
Japan ............................... — 110,642,386 — 110,642,386
Taiwan ............................... — 79,507,706 — 79,507,706
United Kingdom ........................ 14,344,116 169,299,973 — 183,644,089
United States .......................... 1,340,274,874 99,025,372 — 1,439,300,246
Short Term Investments ................... — 42,100,000 — 42,100,000
Total Investments in Securities ........... $1,354,618,990 $959,926,348
c
$— $2,314,545,338
a
Includes foreign securities valued at $2,356,227,037, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $2,105,210, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $917,826,348, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
GBP British Pound
HKD Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.